CASH AT BANK (Table)	3 Months Ended
Mar. 31, 2020
CASH AT BANK (Table)
Schedule of cash in bank
	March 31, 2020	December 31, 2019
Bank Deposits-China	$4,943,930	5,000,014
Bank Deposits-Singapore	248,165	1,591,114
	5,192,095	6,591,128